Financial risk management - Movements on the hedging reserve (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Movements on the hedging reserve
Hedging reserve, beginning balance	£ 223	£ (1,000)	£ 4,002
Movement recognized in other comprehensive income, hedging reserve
Exchange differences on hedged foreign exchange risks	(989)	582	(4,482)
Reclassified to profit or loss	(159)	1,049	1,986
Change in fair value			(4,173)
Tax relating to above	289	(408)	1,667
Movement recognized in other comprehensive income	(859)	1,223	(5,002)
Hedging reserve, ending balance	(636)	223	(1,000)
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance	322	6,216	12,885
Movement recognized in other comprehensive income, hedging reserve, before tax
Exchange differences on hedged foreign exchange risks	(989)	582	(4,482)
Reclassified to profit or loss	(159)	1,049	1,986
Change in fair value			(4,173)
Movement recognized in other comprehensive income	(1,148)	1,631	(6,669)
Reclassified		(7,525)
Hedging reserve, before tax, ending balance	(826)	322	6,216
Movements on hedging reserve tax
Hedging reserve, tax, beginning balance	(99)	(7,216)	(8,883)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Tax (expense)/credit relating to movements on hedges	289	(408)	1,667
Reclassified		7,525
Hedging reserve, tax, ending balance	190	(99)	(7,216)
Currency risk
Movement recognized in other comprehensive income, hedging reserve
Exchange differences on hedged foreign exchange risks	(1,181)	1,069	(880)
Reclassified to profit or loss	185	347	332
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance	996	(420)	128
Movement recognized in other comprehensive income, hedging reserve, before tax
Exchange differences on hedged foreign exchange risks	(1,181)	1,069	(880)
Reclassified to profit or loss	185	347	332
Movement recognized in other comprehensive income	(996)	1,416	(548)
Hedging reserve, before tax, ending balance		996	(420)
Interest rate risk
Movement recognized in other comprehensive income, hedging reserve
Change in fair value			(4,173)
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance			4,173
Movement recognized in other comprehensive income, hedging reserve, before tax
Change in fair value			(4,173)
Movement recognized in other comprehensive income			(4,173)
Other price risk
Movement recognized in other comprehensive income, hedging reserve
Exchange differences on hedged foreign exchange risks	192	(487)	(3,602)
Reclassified to profit or loss	(344)	702	1,654
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance	(674)	6,636	8,584
Movement recognized in other comprehensive income, hedging reserve, before tax
Exchange differences on hedged foreign exchange risks	192	(487)	(3,602)
Reclassified to profit or loss	(344)	702	1,654
Movement recognized in other comprehensive income	(152)	215	(1,948)
Reclassified		(7,525)
Hedging reserve, before tax, ending balance	£ (826)	£ (674)	£ 6,636